                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File Number 811-3255

                           Panorama Series Fund, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 03/31/2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                        SHARES        VALUE
                                                      -----------  -----------
COMMON STOCKS--97.2%
CONSUMER DISCRETIONARY--10.7%
AUTOMOBILES--3.1%
Ford Motor Co.(1)                                         167,390  $ 2,495,785
HOTELS, RESTAURANTS & LEISURE--2.2%
Hyatt Hotels Corp., Cl. A(1)                               26,320    1,132,813
McDonald's Corp.                                            8,530      649,048
                                                                   -----------
                                                                     1,781,861
MEDIA--2.9%
McGraw-Hill Cos., Inc. (The)                               47,910    1,887,654
Washington Post Co. (The), Cl. B                            1,147      501,881
                                                                   -----------
                                                                     2,389,535
SPECIALTY RETAIL--2.5%
AutoZone, Inc.(1)                                           4,230    1,157,159
TJX Cos., Inc. (The)                                       16,830      836,956
                                                                   -----------
                                                                     1,994,115
CONSUMER STAPLES--10.8%
BEVERAGES--2.0%
Dr. Pepper Snapple Group, Inc.                             43,730    1,625,007
FOOD PRODUCTS--4.8%
General Mills, Inc.                                        47,120    1,722,236
Mead Johnson Nutrition Co., Cl. A                          21,880    1,267,508
Sara Lee Corp.                                             51,390      908,061
                                                                   -----------
                                                                     3,897,805
TOBACCO--4.0%
Philip Morris International, Inc.                          48,540    3,185,680
ENERGY--12.1%
OIL, GAS & CONSUMABLE FUELS--12.1%
Chevron Corp.                                              34,431    3,698,922
Enterprise Products Partners LP                            22,100      951,626
Kinder Morgan, Inc.(1)                                     12,200      361,608
Noble Energy, Inc.                                         11,030    1,066,050
Occidental Petroleum Corp.                                 32,170    3,361,443
Plains All American Pipeline LP                             4,800      305,904
                                                                   -----------
                                                                     9,745,553
FINANCIALS--18.4%
CAPITAL MARKETS--3.4%
Goldman Sachs Group, Inc. (The)                             6,810    1,079,181
State Street Corp.                                         36,700    1,649,298
                                                                   -----------
                                                                     2,728,479
COMMERCIAL BANKS--6.6%
CIT Group, Inc.(1)                                         65,000    2,765,750
Wells Fargo & Co.                                          81,180    2,573,406
                                                                   -----------
                                                                     5,339,156
DIVERSIFIED FINANCIAL SERVICES--4.5%
Bank of America Corp.                                     132,840    1,770,757

1          |                      GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                        SHARES        VALUE
                                                      -----------  -----------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Citigroup, Inc.(1)                                        422,510  $ 1,867,494
                                                                   -----------
                                                                     3,638,251
INSURANCE--3.9%
Aflac, Inc.                                                28,420    1,500,008
Progressive Corp.                                          78,380    1,656,169
                                                                   -----------
                                                                     3,156,177
HEALTH CARE--11.0%
BIOTECHNOLOGY--2.1%
Celgene Corp.(1)                                           23,190    1,334,121
Human Genome Sciences, Inc.(1)                             14,830      407,084
                                                                   -----------
                                                                     1,741,205
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Intuitive Surgical, Inc.(1)                                   350      116,711
HEALTH CARE PROVIDERS & SERVICES--3.3%
Express Scripts, Inc.(1)                                   16,570      921,458
WellPoint, Inc.                                            24,780    1,729,396
                                                                   -----------
                                                                     2,650,854
LIFE SCIENCES TOOLS & SERVICES--0.3%
Waters Corp.(1)                                             2,650      230,285
PHARMACEUTICALS--5.2%
Abbott Laboratories                                        39,510    1,937,966
Merck & Co., Inc.                                          30,770    1,015,718
Teva Pharmaceutical Industries Ltd., Sponsored ADR         24,250    1,216,623
                                                                   -----------
                                                                     4,170,307
INDUSTRIALS--8.7%
AEROSPACE & DEFENSE--2.1%
Boeing Co. (The)                                           11,510      850,934
Precision Castparts Corp.                                   5,590      822,736
                                                                   -----------
                                                                     1,673,670
AIR FREIGHT & LOGISTICS--3.0%
United Parcel Service, Inc., Cl. B                         32,530    2,417,630
CONSTRUCTION & ENGINEERING--0.5%
KBR, Inc.                                                  12,080      456,262
INDUSTRIAL CONGLOMERATES--2.7%
Tyco International Ltd.                                    48,165    2,156,347
ROAD & RAIL--0.4%
Norfolk Southern Corp.                                      4,690      324,876
INFORMATION TECHNOLOGY--18.2%
COMMUNICATIONS EQUIPMENT--2.7%
QUALCOMM, Inc.                                             39,320    2,155,916
COMPUTERS & PERIPHERALS--5.1%
Apple, Inc.(1)                                             10,880    3,791,136
Western Digital Corp.(1)                                    9,960      371,408
                                                                   -----------
                                                                     4,162,544
INTERNET SOFTWARE & SERVICES--5.8%
eBay, Inc.(1)                                              83,950    2,605,808

2          |                      GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                        SHARES        VALUE
                                                      -----------  -----------
INTERNET SOFTWARE & SERVICES CONTINUED

Google, Inc., Cl. A(1)                                      3,580  $ 2,098,632
                                                                   -----------
                                                                     4,704,440
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
Marvell Technology Group Ltd.(1)                           71,230    1,107,627
SOFTWARE--3.2%
Check Point Software Technologies Ltd.(1)                  13,850      707,043
Microsoft Corp.                                            72,760    1,845,194
                                                                   -----------
                                                                     2,552,237
MATERIALS--1.7%
CHEMICALS--1.7%
Praxair, Inc.                                              13,460    1,367,536
TELECOMMUNICATION SERVICES--2.4%
WIRELESS TELECOMMUNICATION SERVICES--2.4%
America Movil SAB de CV, ADR, Series L                     32,980    1,916,138
UTILITIES--3.2%
ENERGY TRADERS--3.2%
AES Corp. (The)(1)                                        199,600    2,594,797
                                                                   -----------
Total Common Stocks (Cost $63,278,949)                              78,476,786

INVESTMENT COMPANIES--3.0%
JPMorgan U.S. Treasury Plus Money Market Fund,
Agency Shares, 0.00%(2,3)                                   2,683        2,683
Oppenheimer Institutional Money Market Fund, Cl. E,
0.20%(2,4)                                              2,385,495    2,385,495
                                                                   -----------
Total Investment Companies (Cost $2,388,178)                         2,388,178

Total Investments, at Value (Cost $65,667,127)              100.2%  80,864,964
LIABILITIES IN EXCESS OF OTHER ASSETS                        (0.2)    (130,141)

                                                      -----------  -----------
NET ASSETS                                                  100.0% $80,734,823
                                                      ===========  ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Rate shown is the 7-day yield as of March 31, 2011.

3. Interest rate is less than 0.0005%.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES              GROSS             GROSS              SHARES
                                                    DECEMBER 31, 2010      ADDITIONS         REDUCTIONS       MARCH 31, 2011
                                                    -----------------  -----------------  -----------------  -----------------
Oppenheimer Institutional Money Market Fund, Cl. E      1,202,978           5,421,442         4,238,925          2,385,495

                                                          VALUE             INCOME
                                                    -----------------  -----------------
Oppenheimer Institutional Money Market Fund, Cl. E     $ 2,385,495          $ 649

3          |                      GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

   2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

   3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                                                                        LEVEL 3--
                                   LEVEL 1--         LEVEL 2--         SIGNIFICANT
                                  UNADJUSTED     OTHER SIGNIFICANT    UNOBSERVABLE
                                QUOTED PRICES    OBSERVABLE INPUTS       INPUTS              VALUE
                              -----------------  -----------------  -----------------  -----------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary      $       8,661,296  $              --  $              --  $       8,661,296
  Consumer Staples                    8,708,492                 --                 --          8,708,492
  Energy                              9,745,553                 --                 --          9,745,553
  Financials                         14,862,063                 --                 --         14,862,063
  Health Care                         8,909,362                 --                 --          8,909,362
  Industrials                         7,028,785                 --                 --          7,028,785
  Information Technology             14,682,764                 --                 --         14,682,764
  Materials                           1,367,536                 --                 --          1,367,536
  Telecommunication Services          1,916,138                 --                 --          1,916,138
  Utilities                           2,594,797                 --                 --          2,594,797
Investment Companies                  2,388,178                 --                 --          2,388,178
                              -----------------  -----------------  -----------------  -----------------
Total Assets                  $      80,864,964  $              --  $              --  $      80,864,964
                              -----------------  -----------------  -----------------  -----------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

4          |                      GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities  $65,713,479
                                ===========

5          |                      GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

Gross unrealized appreciation   $15,686,661
Gross unrealized depreciation      (535,176)
                                -----------
Net unrealized appreciation     $15,151,485
                                ===========

6          |                      GROWTH PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                                Shares                 Value
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--52.7%
------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--0.3%
------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Target Corp.                                                                                      6,000             $  300,060
------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.1%
------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
CVS Caremark Corp.                                                                               27,140                931,445
------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.7%
Nestle SA                                                                                        55,231              3,165,936
------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Clorox Co. (The)                                                                                  7,790                545,845
------------------------------------------------------------------------------------------------------------------------------
TOBACCO--1.1%
Altria Group, Inc.                                                                               47,436              1,234,759
------------------------------------------------------------------------------------------------------------------------------
ENERGY--6.5%
------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
Halliburton Co.                                                                                  19,780                985,835
------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                 8,260                770,328
                                                                                                                    ----------
                                                                                                                     1,756,163
------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--5.0%
BP plc, ADR                                                                                      15,960                704,474
------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                    31,030              3,333,553
------------------------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                                              19,200              1,029,696
------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                 8,900                748,757
                                                                                                                    ----------
                                                                                                                     5,816,480
FINANCIALS--8.6%
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.2%
JPMorgan Chase & Co.                                                                             81,760              3,769,136
------------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.4%
Everest Re Group Ltd.                                                                             23,960             2,112,793
------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                     60,250             2,694,983
------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                        23,800             1,465,604
                                                                                                                    ----------
                                                                                                                     6,273,380
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--10.0%
------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.7%
Amgen, Inc.(1)                                                                                    28,500             1,523,325
------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(1)                                                                          43,644             1,852,251
------------------------------------------------------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc.(1)                                                                   122,140               890,401
                                                                                                                    ----------
                                                                                                                     4,265,977
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.6%
Humana, Inc.(1)                                                                                   19,570             1,368,726
------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.                                                                                   23,580             1,645,648
                                                                                                                    ----------
                                                                                                                     3,014,374
------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.7%
Merck & Co., Inc.                                                                                 34,680             1,144,787
------------------------------------------------------------------------------------------------------------------------------
Mylan, Inc.(1)                                                                                    73,247             1,660,509
------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                                                29,270             1,468,476
                                                                                                                    ----------
                                                                                                                     4,273,772


1 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                                Shares                 Value
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.9%
------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.0%
AerCap Holdings NV(1)                                                                              2,770            $   34,819
------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
Cooper Industries plc                                                                             17,880             1,160,412
------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.9%
Ingersoll-Rand plc                                                                                46,130             2,228,540
------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.2%
------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.3%
QUALCOMM, Inc.                                                                                    49,280             2,702,022
------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--4.8%
eBay, Inc.(1)                                                                                     70,060             2,174,662
------------------------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A(1)                                                                             5,820             3,411,742
                                                                                                                    ----------
                                                                                                                     5,586,404
------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.9%
International Business Machines Corp.                                                              4,600               750,122
------------------------------------------------------------------------------------------------------------------------------
MasterCard, Inc., Cl. A                                                                            5,690             1,432,287
                                                                                                                    ----------
                                                                                                                     2,182,409
------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--7.2%
Microsoft Corp.                                                                                   45,034             1,142,062
------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                                                      79,250             2,644,573
------------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.(1)                                                           193,740             2,977,784
------------------------------------------------------------------------------------------------------------------------------
THQ, Inc.(1)                                                                                     338,330             1,542,785
                                                                                                                    ----------
                                                                                                                     8,307,204
------------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.3%
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.3%
Celanese Corp., Series A                                                                          28,234             1,252,743
------------------------------------------------------------------------------------------------------------------------------
LyondellBasell Industries NV, Cl. A(1)                                                            37,040             1,464,932
                                                                                                                    ----------
                                                                                                                     2,717,675
------------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.8%
------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
Edison International, Inc.                                                                       24,880                910,359
                                                                                                                    ----------
Total Common Stocks (Cost $57,126,594)                                                                              61,177,171

                                                                                              Principal
                                                                                               Amount
------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.9%
Ally Auto Receivables Trust 2010-2,
Automobile Receivables Nts., Series
2010-2, Cl. A2, 0.89%, 9/17/12                                                              $    85,446                 85,555
------------------------------------------------------------------------------------------------------------------------------
Ally Auto Receivables Trust 2010-4,
Automobile Receivables Nts., Series
2010-4, Cl. A3, 0.91%, 11/17/14                                                                  55,000                 54,802
------------------------------------------------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-1, Asset-Backed Certificates,
Series 2010-1, Cl. A, 2.005%, 1/15/15(2,3)                                                      110,000                112,031
------------------------------------------------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-3, Asset-Backed Certificates,
 Series 2010-3, Cl. A, 2.88%, 4/15/15(2)                                                         95,000                 97,245
------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2009-1,
Automobile Receivables-Backed Nts., Series 2009-1, Cl. A3,
3.04%, 10/15/13                                                                                  70,000                 70,988
------------------------------------------------------------------------------------------------------------------------------

2 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                              Principal
                                                                                               Amount                 Value
------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2010-3,
Automobile Receivables-Backed Nts., Series 2010-3, Cl. A2,
0.77%, 12/9/13                                                                              $    49,775             $   49,814
------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2010-4,
Automobile Receivables-Backed Nts., Series 2010-4, Cl. D,
4.20%, 11/8/16                                                                                   60,000                 61,304
------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-1,
 Automobile Receivables-Backed Nts., Series 2011-1, Cl. D,
4.26%, 2/8/17                                                                                    30,000                 30,241
------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Prime Automobile Receivables Trust 2010-1,
Automobile Receivables Nts., Series 2010-1, Cl. A2, 0.97%,
1/15/13                                                                                          18,525                 18,532
------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Prime Automobile Receivables Trust 2010-2,
Automobile Receivables Nts., Series 2010-2, Cl. A2, 1.22%,
10/8/13                                                                                          38,192                 38,293
------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl. A2, 1.21%, 5/25/34(3)                                         141,560                125,683
------------------------------------------------------------------------------------------------------------------------------
Bank of America Auto Trust 2010-2, Automobile Receivables,
Series 2010-2, Cl. A2, 0.91%, 10/15/12                                                           63,996                 64,070
------------------------------------------------------------------------------------------------------------------------------
CarMax Auto Owner Trust 2010-3, Automobile Asset-Backed
Nts., Series 2010-3, Cl. A3, 0.99%, 2/17/15                                                      45,000                 44,752
------------------------------------------------------------------------------------------------------------------------------
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A,
Cl. 1, 5.43%, 7/20/15(2)                                                                         29,151                 30,845
------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable
Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15                                                        70,000                 74,195
------------------------------------------------------------------------------------------------------------------------------
Citibank Omni Master Trust, Credit Card Receivables:
Series 2009-A13, Cl. A13, 5.35%, 8/15/18(2)                                                     105,000                114,342
Series 2009-A17, Cl. A17, 4.90%, 11/15/18(2)                                                    105,000                112,397
Series 2009-A8, Cl. A8, 2.355%, 5/16/16(2,3)                                                    155,000                157,385
------------------------------------------------------------------------------------------------------------------------------
CNH Equipment Trust, Asset-Backed Certificates, Series 2009-B,
Cl. A3, 2.97%, 3/15/13                                                                            6,114                  6,120
------------------------------------------------------------------------------------------------------------------------------
CNH Wholesale Master Note Trust 2011-1, Equipment Nts.,
Series 2011-1, Cl. 1A, 1.055%, 1/20/41(3)                                                       115,000                115,309
------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.99%, 2/25/33(3)                                                          4,929                  4,661
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36                                                        288,220                241,187
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36                                                         66,753                 54,139
------------------------------------------------------------------------------------------------------------------------------
DSC Floorplan Master Owner Trust, Automobile Receivable
Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16                                                      100,000                100,000
------------------------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts.,
Series 2011-1A, Cl. C, 3.05%, 8/15/15(4)                                                        140,000                139,957
------------------------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust, Automobile Receivable Nts.,
Series 2009-1, Cl. A1, 2.98%, 10/15/15(2)                                                        49,303                 49,633
------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-
Through Certificates, Series 2006-FF10, Cl. A3, 0.34%, 7/25/36(3)                                21,214                 20,987
------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-
Through Certificates, Series 2006-FF9, Cl. 2A2, 0.36%, 6/25/36(3)                                15,187                 15,109
------------------------------------------------------------------------------------------------------------------------------
First Investors Auto Owner Trust 2011-1, Automobile
Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15                                          120,000                119,996
------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Lease Trust, Automobile Receivable Nts.,
Series 2010-B, Cl. A2, 0.75%, 10/15/12(2)                                                       115,000                115,039

3 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                              Principal
                                                                                               Amount                 Value
------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Receivable Nts.:
Series 2009-E, Cl. A2, 0.80%, 3/15/12                                                       $    27,111             $   27,114
Series 2010-A, Cl. A4, 2.15%, 6/15/15                                                           165,000                167,505
------------------------------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2009-2, Asset-
Backed Nts., Series 2009-2, Cl. A, 1.805%, 9/15/14(3)                                           110,000                111,522
------------------------------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2010-1, Asset-
Backed Nts., Series 2010-1, Cl. A, 1.905%, 12/15/14(2,3)                                        115,000                117,238
------------------------------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2011-1, Asset-
Backed Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16                                              125,000                125,287
------------------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Servicer Advance Funding Ltd., Asset-
Backed Nts., Series 2011-1A, Cl. A, 3.72%, 2/15/23(4)                                           110,000                110,575
------------------------------------------------------------------------------------------------------------------------------
Hertz Vehicle Financing LLC, Automobile Receivable Nts.,
Series 2010-1A, Cl. A1, 2.60%, 2/25/15(2)                                                       115,000                116,608
------------------------------------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2005-3, Cl. A1,
0.514%, 1/20/35(3)                                                                               98,797                 95,105
------------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 1.605%, 3/15/16(3)                                         120,000                120,693
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Resecuritization Trust, Automobile Receivable
Nts., Series 2010-F, Cl. A, 0.504%, 6/15/13(2,3)                                                225,000                224,765
------------------------------------------------------------------------------------------------------------------------------
Navistar Financial Dealer Note Master Owner Trust, Asset-
Backed Nts., Series 2010-1, Cl. A, 1.90%, 1/26/15(2,3)                                          185,000                186,268
------------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed
Nts., Series 2010-B, Cl. A3, 1.12%, 12/15/13                                                    105,000                105,104
------------------------------------------------------------------------------------------------------------------------------
Nissan Master Owner Trust, Automobile Receivable Nts.,
Series 2010-AA, Cl. A, 1.405%, 1/15/15(2,3)                                                     110,000                111,245
------------------------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-2, Automobile
Receivables Nts., Series 2010-2, Cl. A2, 0.95%, 8/15/13                                         104,987                105,085
------------------------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-3, Automobile
Receivables Nts., Series 2010-3, Cl. C, 3.06%, 11/15/17                                         115,000                113,895
------------------------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S1A,
Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%,
5/15/17(4)                                                                                      119,195                119,266
------------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust 2010-A, Automobile Receivable
Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13                                                    105,000                104,930
------------------------------------------------------------------------------------------------------------------------------
World Financial Network Credit Card Master Note Trust,
Credit Card Receivables, Series 2009-A, Cl. A, 4.60%, 9/15/15                                   115,000                117,361
                                                                                                                    ----------

Total Asset-Backed Securities (Cost $4,562,711)                                                                      4,504,177
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--26.3%
------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--22.2%
------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED--21.6%
Federal Home Loan Mortgage Corp.:
4.50%, 10/15/18                                                                                 205,546                217,551
5%, 12/15/34                                                                                     14,643                 15,392
5.50%, 9/1/39                                                                                   348,220                371,827
6%, 4/1/41(5)                                                                                   850,000                923,445
6.50%, 4/15/18-4/1/34                                                                           130,053                145,147
7%, 10/1/31                                                                                      97,113                111,894
8%, 4/1/16                                                                                       47,372                 52,245
9%, 8/1/22-5/1/25                                                                                17,067                 19,466
------------------------------------------------------------------------------------------------------------------------------

4 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                              Principal
                                                                                               Amount                 Value
------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 23.652%, 3/25/36(3)                                                 $   102,723             $  145,551
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                             214,211                237,174
Series 2500, Cl. FD, 0.755%, 3/15/32(3)                                                          27,063                 27,182
Series 2526, Cl. FE, 0.655%, 6/15/29(3)                                                          37,021                 37,102
Series 2551, Cl. FD, 0.655%, 1/15/33(3)                                                          25,633                 25,692
Series 2638, Cl. KG, 4%, 11/1/27                                                                 92,469                 92,735
Series 2648, Cl. JE, 3%, 2/1/30                                                                     890                    890
Series 2663, Cl. BA, 4%, 8/1/16                                                                 100,717                102,236
Series 2676, Cl. KB, 5%, 2/1/20                                                                  10,039                 10,052
Series 2686, Cl. CD, 4.50%, 2/1/17                                                               58,248                 59,043
Series 2907, Cl. GC, 5%, 6/1/27                                                                  31,597                 31,885
Series 2929, Cl. PC, 5%, 1/1/28                                                                  25,289                 25,464
Series 2952, Cl. GJ, 4.50%, 12/1/28                                                              16,493                 16,593
Series 3019, Cl. MD, 4.75%, 1/1/31                                                               82,161                 84,152
Series 3025, Cl. SJ, 23.815%, 8/15/35(3)                                                         18,731                 25,408
Series 3094, Cl. HS, 23.448%, 6/15/34(3)                                                         58,476                 78,744
Series 3242, Cl. QA, 5.50%, 3/1/30                                                               90,179                 92,156
Series 3291, Cl. NA, 5.50%, 10/1/27                                                              20,871                 20,909
Series 3306, Cl. PA, 5.50%, 10/1/27                                                              17,156                 17,200
Series R001, Cl. AE, 4.375%, 4/1/15                                                              26,318                 26,672
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 183, Cl. IO, 15.321%, 4/1/27(6)                                                           91,605                 18,564
Series 192, Cl. IO, 14.409%, 2/1/28(6)                                                           24,982                  5,065
Series 2130, Cl. SC, 51.922%, 3/15/29(6)                                                         70,388                 15,262
Series 243, Cl. 6, 5.277%, 12/15/32(6)                                                           73,307                 16,037
Series 2527, Cl. SG, 0.221%, 2/15/32(6)                                                           6,888                    274
Series 2531, Cl. ST, 48.626%, 2/15/30(6)                                                         11,736                    717
Series 2796, Cl. SD, 68.782%, 7/15/26(6)                                                        108,161                 22,448
Series 2802, Cl. AS, 80.654%, 4/15/33(6)                                                         77,855                  7,249
Series 2920, Cl. S, 66.289%, 1/15/35(6)                                                         429,778                 70,714
Series 3110, Cl. SL, 99.999%, 2/15/26(6)                                                         64,886                  7,753
Series 3451, Cl. SB, 25.903%, 5/15/38(6)                                                        650,278                 74,024
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 3.965%, 6/1/26(7)                                      24,210                 20,755
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
3.50%, 4/1/26(5)                                                                              1,395,000              1,398,923
4%, 4/1/26-4/1/41(5)                                                                          1,145,000              1,131,461
4.50%, 4/1/26-4/1/41(5)                                                                       3,447,000              3,516,729
5%, 4/1/41(5)                                                                                 3,205,000              3,353,231
5.50%, 4/1/26-4/1/41(5)                                                                       4,264,000              4,562,434
6%, 11/25/17-3/1/37                                                                             990,486              1,085,694
6%, 4/1/40(5)                                                                                 1,985,000              2,158,997
6.50%, 5/25/17-10/25/19                                                                         296,529                325,576
6.50%, 4/1/41(5)                                                                                694,000                777,931
7%, 10/25/35                                                                                     19,156                 21,950

5 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                              Principal
                                                                                               Amount                 Value
------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
------------------------------------------------------------------------------------------------------------------------------
8.50%, 7/1/32                                                                               $     3,282             $    3,739
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                              68,307                 75,232
Trust 2003-130, Cl. CS, 13.601%, 12/25/33(3)                                                     49,858                 56,913
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                           662,000                725,658
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                             442,350                470,470
Trust 2004-81, Cl. KC, 4.50%, 4/1/17                                                             23,392                 23,649
Trust 2004-9, Cl. AB, 4%, 7/1/17                                                                126,009                129,072
Trust 2005-12, Cl. JC, 5%, 6/1/28                                                                92,777                 94,759
Trust 2005-22, Cl. EC, 5%, 10/1/28                                                               54,894                 56,144
Trust 2005-30, Cl. CU, 5%, 4/1/29                                                                43,127                 44,325
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                           250,000                275,967
Trust 2006-46, Cl. SW, 23.284%, 6/25/36(3)                                                       80,541                109,544
Trust 2006-50, Cl. KS, 23.285%, 6/25/36(3)                                                       61,863                 84,539
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                            42,003                 42,048
Trust 2009-36, Cl. FA, 1.19%, 6/25/37(3)                                                        204,697                207,769
Trust 2011-15, Cl. DA, 4%, 3/1/41                                                               112,571                117,770
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Trust 2001-65, Cl. S, 50.872%, 11/25/31(6)                                                      197,739                 33,424
Trust 2001-81, Cl. S, 40.86%, 1/25/32(6)                                                         49,160                  8,855
Trust 2002-47, Cl. NS, 39.102%, 4/25/32(6)                                                      118,908                 21,921
Trust 2002-51, Cl. S, 39.392%, 8/25/32(6)                                                       109,186                 20,114
Trust 2002-52, Cl. SD, 45.647%, 9/25/32(6)                                                      137,326                 26,059
Trust 2002-77, Cl. SH, 48.816%, 12/18/32(6)                                                      65,112                 12,245
Trust 2002-84, Cl. SA, 51.696%, 12/25/32(6)                                                     175,415                 29,810
Trust 2003-33, Cl. SP, 51.272%, 5/25/33(6)                                                      195,916                 32,635
Trust 2003-4, Cl. S, 47.862%, 2/25/33(6)                                                        114,913                 20,457
Trust 2003-89, Cl. XS, 85.758%, 11/25/32(6)                                                      24,339                  2,182
Trust 2004-54, Cl. DS, 55.034%, 11/25/30(6)                                                     108,706                 18,329
Trust 2004-56, Cl. SE, 21.668%, 10/25/33(6)                                                     107,402                 18,518
Trust 2005-40, Cl. SA, 67.623%, 5/25/35(6)                                                      243,654                 45,041
Trust 2005-71, Cl. SA, 69.806%, 8/25/25(6)                                                      290,084                 42,353
Trust 2005-93, Cl. SI, 19.991%, 10/25/35(6)                                                     128,757                 17,964
Trust 2006-129, Cl. SM, 16.867%, 1/25/37(6)                                                     541,593                 74,469
Trust 2008-55, Cl. SA, 18.89%, 7/25/38(6)                                                       336,947                 34,852
Trust 2008-67, Cl. KS, 45.526%, 8/25/34(6)                                                      247,955                 21,352
Trust 222, Cl. 2, 23.58%, 6/1/23(6)                                                             193,927                 43,245
Trust 252, Cl. 2, 35.872%, 11/1/23(6)                                                           166,386                 32,639
Trust 319, Cl. 2, 7.256%, 2/1/32(6)                                                              42,892                  9,353
Trust 320, Cl. 2, 11.946%, 4/1/32(6)                                                             36,348                  8,280
Trust 321, Cl. 2, 1.945%, 4/1/32(6)                                                             450,942                106,531
Trust 331, Cl. 9, 14.703%, 2/1/33(6)                                                            123,834                 30,878
Trust 334, Cl. 17, 22.557%, 2/1/33(6)                                                            81,371                 17,087
Trust 339, Cl. 12, 0.091%, 7/1/33(6)                                                            122,011                 26,287
Trust 339, Cl. 7, 0%, 7/1/33(6,8)                                                               343,313                 69,535

6 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                              Principal
                                                                                               Amount                 Value
------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 343, Cl. 13, 0.75%, 9/1/33(6)                                                         $   112,470             $   23,718
Trust 345, Cl. 9, 0%, 1/1/34(6,8)                                                               185,988                 37,850
Trust 351, Cl. 10, 0%, 4/1/34(6,8)                                                               16,099                  3,046
Trust 351, Cl. 8, 0%, 4/1/34(6,8)                                                                54,835                 10,355
Trust 356, Cl. 10, 0%, 6/1/35(6,8)                                                               45,477                  8,876
Trust 356, Cl. 12, 0%, 2/1/35(6,8)                                                               27,087                  4,925
Trust 362, Cl. 13, 0%, 8/1/35(6,8)                                                              133,096                 29,095
Trust 364, Cl. 16, 0%, 9/1/35(6,8)                                                              120,349                 22,973
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.44%, 9/25/23(7)                                   65,702                 57,681
                                                                                                                    ----------
                                                                                                                    25,146,127
------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.4%
Government National Mortgage Assn.:
7%, 1/30/24                                                                                      79,154                 91,157
7.50%, 1/30/23-6/30/24                                                                           82,138                 95,317
8%, 5/30/17                                                                                      27,646                 31,539
8.50%, 8/1/17-12/15/17                                                                           23,716                 26,817
------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 86.573%, 1/16/27(6)                                                     123,135                 20,645
Series 2002-15, Cl. SM, 78.14%, 2/16/32(6)                                                      141,514                 24,610
Series 2002-76, Cl. SY, 79.167%, 12/16/26(6)                                                    309,320                 55,384
Series 2004-11, Cl. SM, 72.173%, 1/17/30(6)                                                     108,857                 22,195
Series 2007-17, Cl. AI, 17.194%, 4/16/37(6)                                                     379,431                 56,726
                                                                                                                    ----------
                                                                                                                       424,390
------------------------------------------------------------------------------------------------------------------------------
OTHER AGENCY--0.2%
NCUA Guaranteed Notes Trust 2010-R3, Gtd. Nts., Series
2010-R3, Cl. 2A, 0.819%, 12/8/20(3)                                                             223,473                224,590
------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--4.1%
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--3.1%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2006-1, Cl. AM, 5.421%, 9/1/45                                                           190,000                195,951
Series 2007-1, Cl. A4, 5.451%, 1/1/49                                                           160,000                168,590
Series 2007-1, Cl. AMFX, 5.482%, 1/1/49                                                         220,000                218,310
------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
 Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49                                                        135,000                142,086
------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through Certificates,
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                      116,316                 68,816
------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-
Through Certificates, Series 2010-C1, Cl. A1, 3.156%, 7/1/46(2)                                 138,974                138,706
------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-
Through Certificates, Interest-Only Stripped Mtg.-Backed
Security, Series 2010-C1, Cl. XPA, 4.737%, 9/1/20(2,6)                                        1,110,000                 97,277
------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2004-FA2,
 Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%,
1/25/35                                                                                         111,920                113,457
------------------------------------------------------------------------------------------------------------------------------

7 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                              Principal
                                                                                               Amount                 Value
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2007-FA2,
Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1,
5.50%, 4/25/37                                                                              $   101,569             $   73,858
------------------------------------------------------------------------------------------------------------------------------
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg.
Pass-Through Certificates, Series 2007-AR3, Cl. 1A1, 6.034%,
11/1/37(3)                                                                                       75,740                 59,760
------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2005-GG5, Commercial Mtg. Pass-Through
Certificates, Series 2005-GG5, Cl. AM, 5.277%, 4/1/37                                            90,000                 90,922
------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations:
Series 2011-GC3, Cl. A1, 2.331%, 3/1/44                                                         100,000                100,848
Series 2006-GG8, Cl. A4, 5.56%, 11/1/39                                                         120,000                129,227
------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35                                            84,367                 83,962
------------------------------------------------------------------------------------------------------------------------------
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed
Bonds, Series 2005-4, Cl. 1A1A, 0.79%, 5/25/35(3)                                               131,461                103,661
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2011-C3, Cl. A1, 1.875%, 2/1/46(2)                                                       115,000                114,491
Series 2010-C2, Cl. A2, 3.616%, 11/1/43(2)                                                      165,000                158,586
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49(4)                                                    55,000                 55,554
Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49                                                      165,000                168,006
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                                                         20,000                 21,121
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7,
Commercial Mtg. Pass-Through Certificates, Series 2006-LDP7,
5.863%, 4/1/45(3)                                                                               200,000                206,993
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19, Commercial
Mtg. Pass-Through Certificates, Series 2007-CB19, Cl. AM,
5.738%, 2/1/49(3)                                                                                20,000                 19,883
------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2006-C3, Commercial Mtg. Pass-Through
Certificates, Series 2006-C3, Cl. AM,
 5.712%, 3/11/39                                                                                115,000                117,773
 ------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
 Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                                             224,998                230,782
 ------------------------------------------------------------------------------------------------------------------------------
ML-CFC Commercial Mortgage Trust 2006-3, Commercial
 Mtg. Pass-Through Certificates, Series 2006-3, Cl. AM, 5.456%, 7/12/46                         230,000                233,052
 ------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust 2007-IQ16, Commercial Mtg.
Pass-Through Certificates, Series 2007-IQ16, Cl. AM, 6.11%,
12/1/49(3)                                                                                      105,000                107,875
------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2007-C34,
Commercial Mtg. Pass-Through Certificates, Series 2007-C34,
Cl. A3, 5.678%, 5/1/46                                                                          120,000                127,449
------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates, Series 2006-C27, Cl. AM,
5.795%, 7/15/45                                                                                  90,000                 92,947
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Commercial Mortgage Trust 2010-C1,
 Commercial Mtg. Pass-Through Certificates, Series 2010-C1, Cl.
A1, 3.349%, 11/1/43(2)                                                                           88,036                 87,768
------------------------------------------------------------------------------------------------------------------------------

8 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                              Principal
                                                                                               Amount                 Value
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 2.739%,
2/1/35(3)                                                                                   $    75,315             $   68,102
                                                                                                                    ----------
                                                                                                                     3,595,813
------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.3%
GE Capital Commercial Mortgage Corp., Commercial Mtg.
 Pass-Through Certificates, Series 2001-3, Cl. A2, 6.07%, 6/1/38                                144,011                146,437
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 2.825%,
3/25/36(3)                                                                                      248,748                221,918
                                                                                                                    ----------
                                                                                                                       368,355
------------------------------------------------------------------------------------------------------------------------------
OTHER--0.2%
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39                                           145,000                153,682
------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.5%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 2004-E, Cl. 2A6, 2.867%, 6/1/34(3)                                         148,365                138,931
------------------------------------------------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust 2008-C7, Commercial
Mtg. Pass-Through Certificates, Series 2008-C7, Cl. A4, 5.822%,
12/1/49(3)                                                                                      160,000                175,807
------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-29CB, Mtg. Pass-
Through Certificates, Series 2005-29CB, Cl. A4, 5%, 7/1/35                                      122,765                103,932
------------------------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                            67,389                 69,001
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg.
Pass-Through Certificates, Series 2004-R, Cl. 2A1, 2.872%,
9/1/34(3)                                                                                       122,663                119,584
                                                                                                                    ----------
                                                                                                                       607,255
                                                                                                                    ----------
Total Mortgage-Backed Obligations (Cost $29,606,207)                                                                30,520,212
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.6%
Federal Home Loan Mortgage Corp. Nts.:
1.75%, 9/10/15                                                                                  105,000                103,038
5%, 2/16/17                                                                                      65,000                 72,679
5.25%, 4/18/16                                                                                  105,000                118,808
5.50%, 7/18/16                                                                                   65,000                 74,373
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:
1.625%, 10/26/15                                                                                170,000                165,381
4.875%, 12/15/16                                                                                 55,000                 61,237
5%, 3/15/16                                                                                      70,000                 78,401
                                                                                                                    ----------
Total U.S. Government Obligations (Cost $673,745)                                                                      673,917
------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.8%
------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--1.8%
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15                                      110,000                117,700
------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15(2)                                    165,000                170,730
------------------------------------------------------------------------------------------------------------------------------

9 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                              Principal
                                                                                               Amount                 Value
------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts.,
6/15/16                                                                                     $   122,000             $  135,830
                                                                                                                    ----------
                                                                                                                       306,560
------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14                                     84,000                 92,108
------------------------------------------------------------------------------------------------------------------------------
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22                                                  115,000                112,988
------------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13                                                             44,000                 46,760
8% Sr. Unsec. Nts., 5/1/12                                                                       85,000                 90,573
                                                                                                                    ----------
                                                                                                                       342,429
------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Mattel, Inc.:
5.625% Sr. Unsec. Nts., 3/15/13                                                                 110,000                117,620
6.125% Sr. Unsec. Nts., 6/15/11                                                                 100,000                100,923
                                                                                                                    ----------
                                                                                                                       218,543
------------------------------------------------------------------------------------------------------------------------------
MEDIA--0.7%
Comcast Cable Communications Holdings, Inc., 9.455% Sr.
Unsec. Nts., 11/15/22                                                                            67,000                 90,728
------------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.375% Sr. Unsec. Nts.,
3/1/41                                                                                          187,000                188,687
------------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The), 10% Sr. Unsec. Nts., 7/15/17                              93,000                111,135
------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                                                102,000                118,320
------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                       59,000                 72,326
------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                                                   63,000                 73,327
------------------------------------------------------------------------------------------------------------------------------
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21(2)                                                                  63,000                 63,258
6.50% Sr. Sec. Nts., 1/15/18                                                                    135,000                148,163
                                                                                                                    ----------
                                                                                                                       865,944
------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21                                          118,000                115,971
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.1%
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11                                             149,000                149,000
------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.5%
------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.375% Sr. Nts., 12/15/14                                           100,000                113,750
------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.2%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                                                            45,000                 47,689
8.50% Sr. Unsec. Nts., 6/15/19                                                                   50,000                 59,391
------------------------------------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18                                            113,000                122,040
                                                                                                                    ----------
                                                                                                                       229,120
------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.2%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39                                               85,000                120,948
------------------------------------------------------------------------------------------------------------------------------
Lorillard Tobacco Co., 8.125% Sr. Unsec. Nts., 5/1/40                                            66,000                 73,607
                                                                                                                    ----------
                                                                                                                       194,555
------------------------------------------------------------------------------------------------------------------------------
ENERGY--1.5%
------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                                                        91,000                 90,391
------------------------------------------------------------------------------------------------------------------------------

10 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                              Principal
                                                                                               Amount                 Value
------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
------------------------------------------------------------------------------------------------------------------------------
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                                                $    99,000             $  102,437
------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds, 8/1/36                                   72,000                 72,214
------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. Bermuda, 5.125% Sr. Unsec. Unsub. Nts., 9/15/20                   82,000                 81,452
                                                                                                                    ----------
                                                                                                                       346,494
------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--1.2%
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Unsub.
 Nts., 12/15/17                                                                                 105,000                114,975
------------------------------------------------------------------------------------------------------------------------------
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts.,
8/1/12                                                                                           44,000                 46,241
------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec.
 Nts., 6/1/13                                                                                   195,000                208,875
------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.50% Sr. Unsec. Unsub.
Nts., 9/1/39                                                                                     89,000                 91,513
------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Finance Co. LLC, 6% Sr. Sec. Nts., 1/15/18(2)                                     114,000                118,275
------------------------------------------------------------------------------------------------------------------------------
Marathon Petroleum Corp., 6.50% Sr. Unsec. Nts., 3/1/41(2)                                       95,000                 96,302
------------------------------------------------------------------------------------------------------------------------------
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                                             118,000                118,154
------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19                                          73,000                 80,848
------------------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts.,
9/30/14(2)                                                                                       60,000                 64,633
------------------------------------------------------------------------------------------------------------------------------
Rockies Express Pipeline LLC:
3.90% Sr. Unsec. Unsub. Nts., 4/15/15(2)                                                        130,000                128,638
5.625% Sr. Unsec. Unsub. Nts., 4/15/20(2)                                                        75,000                 74,580
------------------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18                                                 108,000                122,985
------------------------------------------------------------------------------------------------------------------------------
Woodside Finance Ltd., 4.50% Nts., 11/10/14(2)                                                  162,000                171,540
                                                                                                                    ----------
                                                                                                                     1,437,559
------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--5.5%
------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.1%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts.,
8/15/19(2)                                                                                      195,000                204,929
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                   118,000                113,722
------------------------------------------------------------------------------------------------------------------------------
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21(2,5)                                       152,000                151,704
------------------------------------------------------------------------------------------------------------------------------
Macquarie Group Ltd., 4.875% Sr. Unsec. Nts., 8/10/17(2)                                         93,000                 93,448
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17                                 330,000                347,185
------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc., 4.125% Sr. Unsec. Unsub. Nts., 1/19/16                                   107,000                105,850
------------------------------------------------------------------------------------------------------------------------------
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts.,
12/1/12                                                                                         110,000                112,247
------------------------------------------------------------------------------------------------------------------------------
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13                                              112,000                113,071
                                                                                                                    ----------
                                                                                                                     1,242,156
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.6%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts.,
12/21/12(2)                                                                                     124,000                125,586
------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds(9)                                                    170,000                147,263
------------------------------------------------------------------------------------------------------------------------------
BNP Paribas SA, 5.186% Sub. Perpetual Nts.(2,9)                                                 120,000                116,100
------------------------------------------------------------------------------------------------------------------------------
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37                                   208,000                204,100
------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(3)                                         290,000                280,575
------------------------------------------------------------------------------------------------------------------------------
Huntington BancShares, Inc., 7% Sub. Nts., 12/15/20                                             185,000                204,314
------------------------------------------------------------------------------------------------------------------------------

11 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                              Principal
                                                                                               Amount                 Value
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
------------------------------------------------------------------------------------------------------------------------------
KeyCorp, 5.10% Sr. Unsec. Unsub. Nts., 3/24/21                                              $   115,000             $  114,334
------------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20(2)                                         112,000                110,177
------------------------------------------------------------------------------------------------------------------------------
Sanwa Bank Ltd. (The), 7.40% Sub. Nts., 6/15/11                                                 105,000                106,361
------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc., 3.60% Sr. Unsec. Unsub. Nts., 4/15/16                                     115,000                114,293
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K(9)                                  231,000                254,100
------------------------------------------------------------------------------------------------------------------------------
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14                                                  112,000                121,589
                                                                                                                    ----------
                                                                                                                     1,898,792
------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
American Express Bank FSB, 5.55% Sr. Unsec. Nts., 10/17/12                                      109,000                115,487
------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 6.25% Sr. Nts., 1/25/16                                                               57,000                 59,484
                                                                                                                    ----------
                                                                                                                       174,971
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
Bank of America Corp., 5.875% Sr. Unsec. Unsub. Nts., 1/5/21                                     45,000                 47,005
------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
5.375% Sr. Unsec. Nts., 8/9/20                                                                  158,000                162,713
6.01% Sr. Unsec. Nts., 1/15/15                                                                  111,000                121,286
------------------------------------------------------------------------------------------------------------------------------
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67(2,3)                                      132,000              117,480
------------------------------------------------------------------------------------------------------------------------------
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds(9)                                         123,000                114,390
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(9)                                        320,000                351,329
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                                        165,000                190,031
                                                                                                                    ----------
                                                                                                                     1,104,234
------------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.4%
American International Group, Inc., 5.85% Sr. Unsec. Nts.,
Series G, 1/16/18                                                                               170,000                177,414
------------------------------------------------------------------------------------------------------------------------------
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21                                                            93,000                 95,252
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                                                         115,000                118,781
------------------------------------------------------------------------------------------------------------------------------
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12(2)                                   105,000                110,176
------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 5.25% Sr. Unsec. Nts., 10/15/11                  113,000                115,621
------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec.
Unsub. Nts., 1/14/13(2)                                                                         150,000                131,223
------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67                                    220,000                207,900
------------------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp., 4.90% Sr. Unsec. Unsub. Nts., 9/17/20                                 139,000                136,167
------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub. Nts., 9/17/12                              122,000                125,625
------------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital I LP, 6.854% Perpetual Bonds(2,9)                                              220,000                216,159
------------------------------------------------------------------------------------------------------------------------------
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub. Nts., 3/15/16                               116,000                115,383
------------------------------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37(2,3)                                      114,000                114,855
                                                                                                                    ----------
                                                                                                                     1,664,556
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.3%
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub. Nts., 9/15/11                              45,000                 46,135
------------------------------------------------------------------------------------------------------------------------------
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12                        57,000                 58,853
------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12                                       43,000                 44,224
------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts., 3/1/12                                      110,000                112,278
------------------------------------------------------------------------------------------------------------------------------

12 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                              Principal
                                                                                               Amount                 Value
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub.
Nts., 10/1/12(2)                                                                            $    50,000             $   52,893
                                                                                                                    ----------
                                                                                                                       314,383
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.3%
------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                                                  115,000                111,877
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.1%
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41                                                59,000                 61,306
------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostic, Inc., 5.75% Sr. Unsec. Nts., 1/30/40                                          122,000                117,911
                                                                                                                    ----------
                                                                                                                       179,217
------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Mylan, Inc., 6% Sr. Nts., 11/15/18(2)                                                           120,000                120,600
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.0%
------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.2%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                          110,000                113,438
------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                                               100,000                111,000
                                                                                                                    ----------
                                                                                                                       224,438
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17                                            109,000                118,946
------------------------------------------------------------------------------------------------------------------------------
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts., 1/15/12                                      105,000                107,023
------------------------------------------------------------------------------------------------------------------------------
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts., 8/15/11                                   70,000                 71,273
                                                                                                                    ----------
                                                                                                                       297,242
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.4%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12                                                        105,000                108,704
5.25% Sr. Unsec. Nts., 10/19/12                                                                  15,000                 15,904
6.375% Unsec. Sub. Bonds, 11/15/67                                                              205,000                211,406
------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd./Tyco International Finance SA, 6.875%
Sr. Unsec. Unsub. Nts., 1/15/21                                                                  94,000                112,359
                                                                                                                    ----------
                                                                                                                       448,373
------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.1%
SPX Corp., 7.625% Sr. Unsec. Nts., 12/15/14                                                     115,000                127,219
------------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES--0.1%
FTI Consulting, Inc., 6.75% Sr. Nts., 10/1/20(2)                                                116,000                118,030
------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.9%
------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.3%
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40                                                   207,000                214,332
------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41                                    86,000                 85,220
------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                                                     105,000                109,078
                                                                                                                    ----------
                                                                                                                       408,630
------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Arrow Electronics, Inc., 3.375% Sr. Unsec. Unsub. Nts., 11/1/15                                 210,000                206,672
------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18                                                 182,000                200,676
------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--0.2%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20                                           223,000                209,935

13 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                              Principal
                                                                                               Amount                 Value
------------------------------------------------------------------------------------------------------------------------------
MATERIALS--1.1%
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.4%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                                               $    86,000             $   89,694
------------------------------------------------------------------------------------------------------------------------------
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                                                            96,000                 95,980
------------------------------------------------------------------------------------------------------------------------------
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                                                   100,000                115,250
------------------------------------------------------------------------------------------------------------------------------
CF Industries, Inc., 6.875% Sr. Unsec. Unsub. Nts., 5/1/18                                      111,000                124,875
------------------------------------------------------------------------------------------------------------------------------
Potash Corp. of Saskatchewan, Inc., 5.625% Sr. Unsec. Unsub.
Nts., 12/1/40                                                                                    68,000                 68,249
                                                                                                                    ----------
                                                                                                                       494,048
------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.4%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16                                                      113,000                124,159
------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp.:
6.875% Sr. Unsec. Bonds, 7/15/33(2)                                                              60,000                 59,856
7.875% Sr. Nts., 6/15/17                                                                        135,000                150,885
------------------------------------------------------------------------------------------------------------------------------
Sonoco Products Co., 5.75% Sr. Unsec. Unsub. Nts., 11/1/40                                       57,000                 55,535
                                                                                                                    ----------
                                                                                                                       390,435
------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.3%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                                   160,000                176,609
------------------------------------------------------------------------------------------------------------------------------
Vale Inco Ltd., 5.70% Sr. Unsec. Unsub. Nts., 10/15/15                                            7,000                  7,592
------------------------------------------------------------------------------------------------------------------------------
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                                                            60,000                 64,229
6% Sr. Unsec. Unsub. Nts., 10/15/15                                                              74,000                 81,407
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                                                            28,000                 29,952
                                                                                                                    ----------
                                                                                                                       359,789
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.7%
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                                                     102,000                103,059
------------------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 9.875% Bonds, 12/15/30                                           67,000                 92,856
------------------------------------------------------------------------------------------------------------------------------
Embarq Corp., 6.738% Sr. Unsec. Nts., 6/1/13                                                    105,000                113,892
------------------------------------------------------------------------------------------------------------------------------
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17                                   110,000                119,350
------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15                                             101,000                116,655
------------------------------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                                                     58,000                 58,694
------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38                                     67,000                 70,372
                                                                                                                    ----------
                                                                                                                       674,878
------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17                                               78,000                 87,978
------------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.5%
------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12(2)                                         98,000                103,912
------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39                                      66,000                 65,590
------------------------------------------------------------------------------------------------------------------------------
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13                                115,000                116,401
------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 7.25% Sr. Unsec. Nts., 4/1/12                                              110,000                115,885
------------------------------------------------------------------------------------------------------------------------------
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19(2)                                          115,000                145,997
                                                                                                                    ----------
                                                                                                                       547,785
                                                                                                                    ----------
Total Non-Convertible Corporate Bonds and Notes (Cost $15,448,666)                                                  16,044,539

14 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                  Shares                               Value
-----------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES-17.4%
JPMorgan U.S. Treasury Plus Money
Market Fund, Agency Shares, 0.00% (10,11)                              19                           $         19
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 0.20% (10,12)                              20,270,782                             20,270,782
                                                                                                    -------------

Total Investment Companies (Cost $20,270,801)                                                         20,270,801
-----------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $127,688,724)                      114.7%                           133,190,817
-----------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                               (14.7)                           (17,082,498)

                                                               --------------------------------------------------
Net Assets                                                          100.0%                          $116,108,319
                                                               ==================================================

Footnotes to Statement of Investments

-----------
1.   Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $5,122,950 or 4.41% of the Fund's net assets as of March 31, 2011.

3. Represents the current interest rate for a variable or increasing rate security.

4. Restricted security. The aggregate value of restricted securities as of March 31, 2011 was $425,352, which represents 0.37% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                    UNREALIZED
                                                ACQUISITION                        APPRECIATION
SECURITY                                           DATE         COST     VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A, Automobile
Receivable Nts., Series 2011-1A, Cl. C,
3.05%, 8/15/15                                       2/2/11   $139,983  $139,957  $          (26)

GMAC Mortgage Servicer Advance Funding Ltd.,
Asset-Backed Notes, Series 2011-1A, Cl. A,
3.72%, 2/15/23                                      3/11/11    109,999   110,575             576

JPMorgan Chase Commercial Mortgage Securities
Corp., Commercial Mtg. Pass-Through
Certificates, Series 2007-LDPX, Cl. A2S2,
5.187%, 1/1/49                                      7/14/10     54,313    55,554           1,241

Santander Drive Auto Receivables Trust 2011-
S1A, Automobile Receivables Nts., Series
2011-S1A, Cl. D, 3.10%, 5/15/17                      2/4/11    119,187   119,266              79
                                                              ----------------------------------
                                                              $423,482  $425,352  $        1,870
                                                              ==================================

5. When-issued security or delayed delivery to be delivered and settled after March 31, 2011. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,480,197 or 1.27% of the Fund's net assets as of March 31, 2011.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $78,436 or 0.07% of the Fund's net assets as of March 31, 2011.

8. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10.  Rate shown is the 7-day yield as of March 31, 2011.

11.  Interest rate is less than 0.0005%.


15 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                        SHARES            GROSS          GROSS           SHARES
                                   DECEMBER 31, 2010    ADDITIONS     REDUCTIONS     MARCH 31, 2011
----------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                        17,175,856    12,487,859      9,392,933         20,270,782

                                                                          VALUE           INCOME
----------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                                                    $ 20,270,782      $     9,695

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                                                                                     LEVEL 3-
                                              LEVEL 1-            LEVEL 2-         SIGNIFICANT
                                             UNADJUSTED      OTHER SIGNIFICANT     UNOBSERVABE
                                           QUOTED PRICES     OBSERVABLE INPUTS        INPUTS          VALUE
---------------------------                --------------    ------------------    ------------    -------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary                  $      300,060    $                -    $          -    $   300,060
   Consumer Staples                             5,877,985                     -               -      5,877,985
   Energy                                       7,572,643                     -               -      7,572,643
   Financials                                  10,042,516                     -               -     10,042,516
   Health Care                                 11,554,123                     -               -     11,554,123
   Industrials                                  3,423,771                     -               -      3,423,771
   Information Technology                      18,778,039                     -               -     18,778,039
   Materials                                    2,717,675                     -               -      2,717,675
   Utilities                                      910,359                     -               -        910,359
Asset-Backed Securities                                 -             4,504,177               -      4,504,177
Mortgage-Backed Obligations                             -            30,520,212               -     30,520,212
U.S. Government
Obligations                                             -               673,917               -        673,917
Non-Convertible
Corporate Bonds and Notes                               -            16,044,539               -     16,044,539
Investment Companies                           20,270,801                     -               -     20,270,801
                                             -------------------------------------------------------------------
Total Investments, at Value                     81,447,972            51,742,845              -    133,190,817

16 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                         LEVEL 3-
                                  LEVEL 1-            LEVEL 2-         SIGNIFICANT
                                 UNADJUSTED      OTHER SIGNIFICANT     UNOBSERVABE
                               QUOTED PRICES     OBSERVABLE INPUTS        INPUTS           VALUE
---------------------------    --------------    ------------------    ------------    ------------
OTHER FINANCIAL INSTRUMENTS:
Futures margins                         2,149             -                       -          2,149
                               ---------------------------------------------------------------------
Total Assets                   $   81,450,121    $      51,742,845     $          -    $133,192,966
                               ---------------------------------------------------------------------

LIABILITIES TABLE
OTHER FINANCIAL
INSTRUMENTS:
Futures margins                $       (1,762)   $               -         $-          $     (1,762)
                               ---------------------------------------------------------------------
Total Liabilities              $       (1,762)   $               -         $-          $     (1,762)
                               ---------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

FUTURES CONTRACTS AS OF MARCH 31, 2011 ARE AS FOLLOWS:

                                                                                 UNREALIZED
                                            NUMBER OF  EXPIRATION               APPRECIATION
CONTRACT DESCRIPTION              BUY/SELL  CONTRACTS     DATE       VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds, 30 yr.  Buy              27     6/21/11  $3,245,063  $        2,671
U.S. Treasury Nts., 2 yr.         Sell             18     6/30/11   3,926,250            (249)
U.S. Treasury Nts., 5 yr.         Sell              5     6/30/11     583,945           1,734
U.S. Treasury Nts., 10 yr.        Sell             16     6/21/11   1,904,500           7,086
U.S. Treasury Ultra Bonds         Buy               2     6/21/11     247,125           1,879
                                                                               --------------
                                                                               $       13,121
                                                                               ==============

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ (R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing

17 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                      WHEN-ISSUED OR DELAYED DELIVERY
                             BASIS TRANSACTIONS
                      --------------------------------
Purchased securities  $                     19,785,916
Sold securities                              1,864,131

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and

18 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

19 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

20 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

During the period ended March 31, 2011, the Fund had an ending monthly average market value of $2,994,516 and $5,834,510 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

RESTRICTED SECURITIES

As of March 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $127,727,199
Federal tax cost of other investments     (2,935,628)
                                         -------------
Total federal tax cost                   $124,791,571
                                         =============

Gross unrealized appreciation             $7,003,439
Gross unrealized depreciation             (1,526,700)
                                         -------------
Net unrealized appreciation               $ 5,476,739
                                         =============

21 | Total Return Portfolio

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011  (Unaudited)

                                                                                       Shares           Value
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.2%
---------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--14.1%
---------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.9%
Bayerische Motoren Werke (BMW) AG                                                       44,605      $ 3,720,771
---------------------------------------------------------------------------------------------------------------
Honda Motor Co. Ltd.                                                                    19,220          719,466
                                                                                                    -----------
                                                                                                      4,440,237
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.1%
Benesse Holdings, Inc.                                                                  43,325        1,773,523
---------------------------------------------------------------------------------------------------------------
Dignity plc                                                                            171,957        1,919,951
---------------------------------------------------------------------------------------------------------------
MegaStudy Co. Ltd.                                                                      10,728        1,651,816
---------------------------------------------------------------------------------------------------------------
Zee Learn Ltd.(1)                                                                       94,200           48,910
                                                                                                    -----------
                                                                                                      5,394,200
---------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
Carnival Corp.                                                                          81,810        3,138,232
---------------------------------------------------------------------------------------------------------------
William Hill plc                                                                     1,149,548        3,332,317
                                                                                                    -----------
                                                                                                      6,470,549
---------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.8%
SEB SA                                                                                  38,848        3,827,433
---------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.8%
DeNA Co. Ltd                                                                           105,100        3,796,892
---------------------------------------------------------------------------------------------------------------
MEDIA--1.9%
Grupo Televisa SA, Sponsored GDR(1)                                                     92,760        2,275,403
---------------------------------------------------------------------------------------------------------------
SES, FDR                                                                               100,980        2,600,991
---------------------------------------------------------------------------------------------------------------
Vivendi SA                                                                              77,130        2,202,559
---------------------------------------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd.                                                     763,952        2,117,378
                                                                                                    -----------
                                                                                                      9,196,331
---------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
Pinault-Printemps-Redoute SA                                                            12,890        1,975,643
---------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.6%
Hennes & Mauritz AB, Cl. B                                                              29,588          982,532
---------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                                           87,302        7,005,243
                                                                                                    -----------
                                                                                                      7,987,775
---------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--5.3%
Burberry Group plc                                                                     413,797        7,793,212
---------------------------------------------------------------------------------------------------------------
Compagnie Financiere Richemont SA, Cl. A                                                58,674        3,388,847
---------------------------------------------------------------------------------------------------------------
Luxottica Group SpA                                                                    114,045        3,723,813
---------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton SA                                                     38,690        6,124,646
---------------------------------------------------------------------------------------------------------------
Swatch Group AG (The), Cl. B                                                            11,452        5,063,318
                                                                                                    -----------
                                                                                                     26,093,836
---------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--9.7%
---------------------------------------------------------------------------------------------------------------
BEVERAGES--3.5%
C&C Group plc                                                                        1,265,182        5,719,694
---------------------------------------------------------------------------------------------------------------
Diageo plc                                                                             260,380        4,949,793
---------------------------------------------------------------------------------------------------------------
Heineken NV                                                                             29,557        1,614,991
---------------------------------------------------------------------------------------------------------------
Pernod-Ricard SA                                                                        52,480        4,901,267
                                                                                                    -----------
                                                                                                     17,185,745
---------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Shoppers Drug Mart Corp.                                                               109,753        4,512,382
---------------------------------------------------------------------------------------------------------------

1 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011  (Unaudited)

                                                                                       Shares           Value
---------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING CONTINUED
Woolworths Ltd.                                                                         90,937      $ 2,528,353
                                                                                                    -----------
                                                                                                      7,040,735
---------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--3.6%
Aryzta AG                                                                               87,870        4,496,342
---------------------------------------------------------------------------------------------------------------
Barry Callebaut AG                                                                       6,789        5,550,941
---------------------------------------------------------------------------------------------------------------
Nestle SA                                                                               49,967        2,864,194
---------------------------------------------------------------------------------------------------------------
Unilever plc                                                                           152,537        4,649,325
                                                                                                    -----------
                                                                                                     17,560,802
---------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
Reckitt Benckiser Group plc                                                             69,502        3,570,094
---------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.4%
L'Oreal SA                                                                              17,180        2,001,355
---------------------------------------------------------------------------------------------------------------
ENERGY--5.0%
---------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.2%
Saipem SpA                                                                              44,807        2,381,892
---------------------------------------------------------------------------------------------------------------
Schoeller-Bleckmann Oilfield Equipment AG                                               29,395        2,889,843
---------------------------------------------------------------------------------------------------------------
Technip SA                                                                              50,020        5,334,323
                                                                                                    -----------
                                                                                                     10,606,058
---------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--2.8%
BG Group plc                                                                           361,410        8,992,346
---------------------------------------------------------------------------------------------------------------
Cairn Energy plc(1)                                                                    549,960        4,076,882
---------------------------------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                                                           54,750          601,155
                                                                                                    -----------
                                                                                                     13,670,383
---------------------------------------------------------------------------------------------------------------
FINANCIALS--7.5%
---------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.7%
3i Group plc                                                                           293,810        1,408,814
---------------------------------------------------------------------------------------------------------------
BinckBank NV                                                                           349,232        6,082,681
---------------------------------------------------------------------------------------------------------------
Collins Stewart plc                                                                  1,797,584        2,451,146
---------------------------------------------------------------------------------------------------------------
Credit Suisse Group AG                                                                  28,472        1,209,866
---------------------------------------------------------------------------------------------------------------
Deutsche Bank AG                                                                        62,054        3,665,444
---------------------------------------------------------------------------------------------------------------
ICAP plc                                                                             1,005,659        8,518,159
---------------------------------------------------------------------------------------------------------------
Swissquote Group Holding SA                                                             28,587        1,714,909
---------------------------------------------------------------------------------------------------------------
Tullett Prebon plc                                                                     405,470        2,662,328
                                                                                                    -----------
                                                                                                     27,713,347
---------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.5%
ICICI Bank Ltd., Sponsored ADR                                                          47,965        2,390,096
---------------------------------------------------------------------------------------------------------------
INSURANCE--1.1%
AMP Ltd.                                                                               294,101        1,651,826
---------------------------------------------------------------------------------------------------------------
Prudential plc                                                                         316,963        3,592,376
                                                                                                    -----------
                                                                                                      5,244,202
---------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.2%
Housing Development Finance Corp. Ltd.                                                  75,869        1,192,944
---------------------------------------------------------------------------------------------------------------
HEALTH CARE--11.5%
---------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.6%
CSL Ltd.                                                                               185,900        6,870,372
---------------------------------------------------------------------------------------------------------------
Grifols SA                                                                             318,726        5,555,865
---------------------------------------------------------------------------------------------------------------
Marshall Edwards, Inc.(1,2)                                                             63,790          102,064
---------------------------------------------------------------------------------------------------------------

2 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011  (Unaudited)

                                                                                       Shares           Value
---------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
Marshall Edwards, Inc., Legend Shares(1,2)                                               7,500      $    12,000
                                                                                                    -----------
                                                                                                     12,540,301
---------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--6.3%
DiaSorin SpA                                                                            76,736        3,376,680
---------------------------------------------------------------------------------------------------------------
Essilor International SA                                                                49,430        3,670,718
---------------------------------------------------------------------------------------------------------------
Nobel Biocare Holding AG(1)                                                            120,776        2,503,620
---------------------------------------------------------------------------------------------------------------
Smith & Nephew plc                                                                     221,846        2,501,889
---------------------------------------------------------------------------------------------------------------
Sonova Holding AG                                                                       30,130        2,684,965
---------------------------------------------------------------------------------------------------------------
Straumann Holding AG                                                                    11,559        2,972,494
---------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                           47,220        6,385,111
---------------------------------------------------------------------------------------------------------------
Terumo Corp.                                                                            56,700        2,989,054
---------------------------------------------------------------------------------------------------------------
William Demant Holding AS(1)                                                            40,718        3,526,025
                                                                                                    -----------
                                                                                                     30,610,556
---------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.1%
Sonic Healthcare Ltd.                                                                  427,658        5,299,334
---------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.0%
Ortivus AB, Cl. B(1)                                                                   279,600          154,598
---------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
BTG plc(1)                                                                             400,894        1,463,736
---------------------------------------------------------------------------------------------------------------
Tyrian Diagnostics Ltd.(1)                                                          18,631,396          115,628
                                                                                                    -----------
                                                                                                      1,579,364
---------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.2%
Novogen Ltd.(1)                                                                      1,154,071          327,312
---------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                        40,782        5,825,366
                                                                                                    -----------
                                                                                                       6,152,678
---------------------------------------------------------------------------------------------------------------
INDUSTRIALS--24.6%
---------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.9%
Embraer SA                                                                             510,426        4,220,593
---------------------------------------------------------------------------------------------------------------
European Aeronautic Defense & Space Co.(1)                                             175,110        5,097,304
                                                                                                    -----------
                                                                                                      9,317,897
---------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
Toll Holdings Ltd.                                                                     107,703          660,618
---------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.5%
Aggreko plc                                                                            362,550        9,166,113
---------------------------------------------------------------------------------------------------------------
De La Rue plc                                                                          162,810        2,062,027
---------------------------------------------------------------------------------------------------------------
Edenred(1)                                                                              16,270          491,015
---------------------------------------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                                                       90,671        5,396,930
                                                                                                    -----------
                                                                                                     17,116,085
---------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.5%
Koninklijke Boskalis Westminster NV                                                     81,130        4,290,363
---------------------------------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                                                  51,180        1,561,144
---------------------------------------------------------------------------------------------------------------
Maire Tecnimont SpA                                                                    756,641        3,113,978
---------------------------------------------------------------------------------------------------------------
Outotec OYJ                                                                             69,396        4,173,870
---------------------------------------------------------------------------------------------------------------
Trevi Finanziaria SpA                                                                  290,381        3,890,979
                                                                                                    -----------
                                                                                                     17,030,334



3 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011  (Unaudited)

                                                                                       Shares           Value
---------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--4.3%
ABB Ltd.                                                                               302,000      $ 7,253,258
---------------------------------------------------------------------------------------------------------------
Ceres Power Holdings plc(1)                                                            852,942          684,149
---------------------------------------------------------------------------------------------------------------
Legrand SA                                                                              41,170        1,712,742
---------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                            111,400        9,642,703
---------------------------------------------------------------------------------------------------------------
Schneider Electric SA                                                                   10,120        1,729,645
                                                                                                    -----------
                                                                                                     21,022,497
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.6%
Koninklijke Philips Electronics NV(1)                                                   98,638        3,152,944
---------------------------------------------------------------------------------------------------------------
Siemens AG                                                                              35,506        4,867,847
                                                                                                    -----------
                                                                                                      8,020,791
---------------------------------------------------------------------------------------------------------------
MACHINERY--3.9%
Aalberts Industries NV                                                                 443,439       10,523,208
---------------------------------------------------------------------------------------------------------------
Atlas Copco AB, Cl. A                                                                  141,954        3,773,805
---------------------------------------------------------------------------------------------------------------
Demag Cranes AG                                                                         28,806        1,464,141
---------------------------------------------------------------------------------------------------------------
Vallourec SA                                                                            28,704        3,220,159
                                                                                                    -----------
                                                                                                     18,981,313
---------------------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES--2.8%
Capita Group plc                                                                       725,822        8,651,273
---------------------------------------------------------------------------------------------------------------
Experian plc                                                                           406,182        5,030,360
                                                                                                    -----------
                                                                                                     13,681,633
---------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--2.7%
Brenntag AG(1)                                                                          35,784        3,972,845
---------------------------------------------------------------------------------------------------------------
Bunzl plc                                                                              617,451        7,374,427
---------------------------------------------------------------------------------------------------------------
Wolseley plc(1)                                                                         55,432        1,866,526
                                                                                                    -----------
                                                                                                     13,213,798
---------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Koninklijke Vopak NV                                                                    25,628        1,233,058
---------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.6%
---------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.4%
Telefonaktiebolaget LM Ericsson, B Shares                                              920,422       11,870,015
---------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
Gemalto NV                                                                              85,170        4,188,975
---------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.9%
Hoya Corp.                                                                             214,193        4,887,453
---------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd.                                                                         51,521        1,616,142
---------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                           17,279        4,380,367
---------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                         151,000        2,138,471
---------------------------------------------------------------------------------------------------------------
Omron Corp.                                                                             67,286        1,891,256
---------------------------------------------------------------------------------------------------------------
Phoenix Mecano AG                                                                        5,443        4,000,027
                                                                                                    -----------
                                                                                                     18,913,716
---------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.7%
eAccess Ltd.                                                                             3,220        1,769,103
---------------------------------------------------------------------------------------------------------------
Telecity Group plc(1)                                                                  329,840        2,690,638
---------------------------------------------------------------------------------------------------------------
United Internet AG                                                                     148,535        2,667,071
---------------------------------------------------------------------------------------------------------------
Yahoo! Japan Corp.                                                                       3,193        1,142,386
                                                                                                    -----------
                                                                                                      8,269,198

4 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011  (Unaudited)

                                                                                       Shares           Value
---------------------------------------------------------------------------------------------------------------
IT SERVICES--0.5%
Infosys Technologies Ltd.                                                               33,223      $ 2,414,749
---------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.9%
Canon, Inc.                                                                             98,950        4,306,312
---------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
ARM Holdings plc                                                                       455,810        4,248,468
---------------------------------------------------------------------------------------------------------------
SOFTWARE--7.5%
Autonomy Corp. plc(1)                                                                  513,130       13,080,139
---------------------------------------------------------------------------------------------------------------
Aveva Group plc                                                                         84,587        2,191,479
---------------------------------------------------------------------------------------------------------------
Compugroup Medical AG                                                                   96,986        1,572,404
---------------------------------------------------------------------------------------------------------------
Dassault Systemes SA                                                                    33,410        2,567,705
---------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                        4,300        1,161,589
---------------------------------------------------------------------------------------------------------------
Sage Group plc (The)                                                                   395,900        1,766,231
---------------------------------------------------------------------------------------------------------------
SAP AG                                                                                 107,719        6,594,854
---------------------------------------------------------------------------------------------------------------
Temenos Group AG(1)                                                                    211,178        8,001,083
                                                                                                    -----------
                                                                                                     36,935,484
---------------------------------------------------------------------------------------------------------------
MATERIALS--6.8%
---------------------------------------------------------------------------------------------------------------
CHEMICALS--2.2%
Filtrona plc                                                                         1,101,380        5,367,673
---------------------------------------------------------------------------------------------------------------
Orica Ltd.                                                                              65,900        1,797,477
---------------------------------------------------------------------------------------------------------------
Sika AG                                                                                  1,433        3,451,057
                                                                                                    -----------
                                                                                                     10,616,207
---------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.6%
James Hardie Industries SE, CDI(1)                                                     502,800        3,172,437
---------------------------------------------------------------------------------------------------------------
METALS & MINING--4.0%
Impala Platinum Holdings Ltd.                                                          189,465        5,482,022
---------------------------------------------------------------------------------------------------------------
Rio Tinto plc                                                                           93,862        6,622,760
---------------------------------------------------------------------------------------------------------------
Vale SA, Sponsored ADR, Preference                                                     247,260        7,299,115
                                                                                                    -----------
                                                                                                     19,403,897
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.4%
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
BT Group plc                                                                         2,246,498        6,710,411
                                                                                                    -----------
Total Common Stocks (Cost $316,602,565)                                                             485,023,381


                                                                                       Units
---------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Marshall Edwards, Inc., Legend Shares Wts., Strike Price $3.60, Exp. 8/6/12(1,2)         7,500              237
---------------------------------------------------------------------------------------------------------------
Tyrian Diagnostics Ltd. Rts., Strike Price 0.012AUD, Exp. 12/20/13(1)                1,863,139            5,781
                                                                                                       ---------
Total Rights, Warrants and Certificates (Cost $0)                                                         6,018


                                                                                       Shares
---------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--2.2%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%(3,4)               108,789          108,789
---------------------------------------------------------------------------------------------------------------



5 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011  (Unaudited)

                                                                                       Shares           Value
----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%(3,5)                      10,563,119      $10,563,119
                                                                                                    ------------
Total Investment Companies (Cost $10,671,908)                                                        10,671,908
----------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $327,274,473)                                          101.4%     495,701,307
----------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                     (1.4)      (6,988,985)
                                                                                    ----------------------------
Net Assets                                                                               100.0%     $488,712,322
                                                                                    ============================

Footnotes to Statement of Investments

STRIKE PRICE IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCY:

AUD  Australian Dollar

--------
1.   Non-income producing security.

2. Restricted security. The aggregate value of restricted securities as of March 31, 2011 was $114,301, which represents 0.02% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                        UNREALIZED
                                                ACQUISITION                            APPRECIATION
SECURITY                                           DATES           COST      VALUE    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
Marshall Edwards, Inc.                        12/28/05-7/28/08  $2,615,143  $102,064  $   (2,513,079)
Marshall Edwards, Inc., Legend Shares                   8/3/07     225,000    12,000        (213,000)
Marshall Edwards, Inc., Legend
  Shares Wts., Strike Price $3.60,
  Exp. 8/6/12                                           8/3/07           -       237             237
                                                                -------------------------------------
                                                                $2,840,143  $114,301  $   (2,725,842)
                                                                =====================================




3.   Rate shown is the 7-day yield as of March 31, 2011.

4.   Interest rate is less than 0.0005%.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES      GROSS        GROSS          SHARES
                                                    DECEMBER 31, 2010  ADDITIONS   REDUCTIONS  MARCH 31, 2011
-------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          9,561,070  19,035,273  18,033,224      10,563,119



                                                                                      VALUE    INCOME
-----------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                              $10,563,119   $ 3,581

6 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011  (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                                                                            LEVEL 3-
                                        LEVEL 1-          LEVEL 2-         SIGNIFICANT
                                       UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                                     QUOTED PRICES    OBSERVABLE INPUTS      INPUTS          VALUE
-----------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary             $   68,414,520  $          768,376   $          --  $ 69,182,896
  Consumer Staples                       47,358,731                  --              --    47,358,731
  Energy                                 24,276,441                  --              --    24,276,441
  Financials                             36,540,589                  --              --    36,540,589
  Health Care                            55,997,519             339,312              --    56,336,831
  Industrials                           120,278,024                  --              --   120,278,024
  Information Technology                 80,901,940          10,244,977              --    91,146,917
  Materials                              26,569,781           6,622,760              --    33,192,541
  Telecommunication Services                     --           6,710,411              --     6,710,411
Rights, Warrants and Certificates                --               6,018              --         6,018
Investment Companies                     10,671,908                  --              --    10,671,908
                                     -----------------------------------------------------------------
Total Investments, at Value             471,009,453          24,691,854              --   495,701,307
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts              --              44,923              --        44,923
                                     -----------------------------------------------------------------
Total Assets                         $  471,009,453  $       24,736,777   $          --  $495,746,230
                                     -----------------------------------------------------------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts  $           --  $          (15,612)  $          --  $    (15,612)
                                     -----------------------------------------------------------------
Total Liabilities                    $           --  $          (15,612)  $          --  $    (15,612)
                                     -----------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.


7 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011  (Unaudited)

The table below shows the significant transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.





                              TRANSFERS INTO      TRANSFERS OUT OF     TRANSFERS INTO      TRANSFERS OUT OF
                                 LEVEL 1*            LEVEL 1**            LEVEL 2**            LEVEL 2*
-----------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary      $             -    $        (819,017)    $       819,017    $               -
  Consumer Staples                  5,785,246                    -                   -           (5,785,246)
  Financials                        1,240,217                    -                   -           (1,240,217)
  Health Care                      13,469,083                    -                   -          (13,469,083)
  Industrials                       8,117,767                    -                   -           (8,117,767)
  Information Technology           16,004,801           (6,851,355)          6,851,355          (16,004,801)
  Materials                                 -           (6,744,579)          6,744,579                    -
  Telecommunication Services                -           (6,588,032)          6,588,032                    -
                              ------------------------------------------------------------------------------
Total Assets                  $    44,617,114    $     (21,002,983)    $    21,002,983    $     (44,617,114)
                              ------------------------------------------------------------------------------


--------
* Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.


** Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:


Geographic Holdings                                      Value       Percent
----------------------------------------------------------------------------
United Kingdom                                       $127,741,922      25.8%
Switzerland                                            67,365,398      13.6
France                                                 51,646,480      10.4
Japan                                                  42,214,717       8.5
Germany                                                28,525,377       5.8
Australia                                              27,440,605       5.5
The Netherlands                                        26,897,245       5.4
Spain                                                  17,958,038       3.6
Sweden                                                 16,780,950       3.4
Italy                                                  16,487,342       3.3
United States                                          13,924,441       2.8
Brazil                                                 11,519,708       2.3
Ireland                                                 8,892,131       1.8
India                                                   8,164,077       1.7
South Africa                                            5,482,022       1.1
Jersey, Channel Islands                                 5,030,360       1.0
Canada                                                  4,512,382       0.9
Finland                                                 4,173,870       0.9

8 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011  (Unaudited)

Geographic Holdings                                                                  Value    Percent
-----------------------------------------------------------------------------------------------------
Denmark                                                                             3,526,025    0.7
Austria                                                                             2,889,843    0.6
Mexico                                                                              2,275,403    0.5
Korea, Republic of South                                                            1,651,816    0.3
Bermuda                                                                               601,155    0.1
                                                                                 --------------------
Total                                                                            $495,701,307  100.0%
                                                                                 ====================

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MARCH 31, 2011 ARE AS FOLLOWS:

                                                           CONTRACT
COUNTERPARTY/CONTRACT                                       AMOUNT         EXPIRATION                UNREALIZED     UNREALIZED
DESCRIPTION                                      BUY/SELL   (000'S)           DATE        VALUE     APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
BROWN BROTHERS HARRIMAN:
British Pound Sterling (GBP)                     Buy              26  GBP       4/1/11  $   41,394  $         109  $           -
Euro (EUR)                                       Buy           1,889  EUR       4/1/11   2,677,409         13,472              -
                                                                                                    ----------------------------
                                                                                                           13,581              -
--------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE
Euro (EUR)                                       Buy           1,852  EUR       4/4/11   2,624,403          8,720              -
--------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE:
British Pound Sterling (GBP)                     Buy             480  GBP       4/4/11     769,287              -          1,554
Swiss Franc (CHF)                                Buy             747  CHF       4/1/11     813,699          2,696              -
                                                                                                    ----------------------------
                                                                                                            2,696          1,554
--------------------------------------------------------------------------------------------------------------------------------
NOMURA SECURITIES
Swedish Krona (SEK)                              Buy           4,481  SEK       4/1/11     709,867          3,084              -
--------------------------------------------------------------------------------------------------------------------------------
RBS GREENWICH CAPITAL:
Japanese Yen (JPY)                               Buy          56,096  JPY       4/1/11     674,393              -          7,216
Japanese Yen (JPY)                               Sell        119,904  JPY       4/1/11   1,441,496         15,424              -
                                                                                                    ----------------------------
                                                                                                           15,424          7,216
--------------------------------------------------------------------------------------------------------------------------------
STATE STREET:
Australian Dollar (AUD)                          Buy             539  AUD       4/4/11     557,110          1,418              -
Australian Dollar (AUD)                          Sell          1,306  AUD       4/4/11   1,349,843              -          3,436
                                                                                                    ----------------------------
                                                                                                            1,418          3,436
--------------------------------------------------------------------------------------------------------------------------------
UBS INVESTMENT BANK
Australian Dollar (AUD)                          Sell            331  AUD       4/1/11     342,639              -          3,406
                                                                                                    ----------------------------
Total unrealized appreciation and depreciation                                                      $      44,923  $      15,612
                                                                                                    ============================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

9 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011  (Unaudited)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated

10 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011  (Unaudited)

into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and

11 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011  (Unaudited)

counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of March 31, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $44,923, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

During the period ended March 31, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $1,157,283 and $1,288,634, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

RESTRICTED SECURITIES
As of March 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The

12 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011  (Unaudited)

primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $339,663,500
                                  -------------

Gross unrealized appreciation     $166,473,202
Gross unrealized depreciation     (10,436,897)
                                  -------------
Net unrealized appreciation       $156,036,305
                                  =============


13 | Oppenheimer International Growth Fund/VA

ITEM 2. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
         (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
         (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

   (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Panorama Series Fund, Inc.

By:   /s/ William F. Glavin, Jr.
      ------------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 05/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William F. Glavin, Jr.
      ------------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 05/10/2011

By:   /s/ Brian W. Wixted
      ------------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 05/10/2011